UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    B. Masiello
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     51
Form 13F Information Table Value Total:     $34,144

List of Other Included Managers:

No.   13F File Number        Name


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

                                                           MARKET
                                                          VALUE    TOTAL SHPUT/CALLINVSTMT   OTHER
NAME OF ISSUER                   TITLE OF CLASSCUSIP NO  (x$1000) SHARES           DSCRETN MANAGERS

AT&T INC                         COM          00206R102  1,051   42923SH        DEFINED         0
ABITIBI-CONSOLIDATED INC         COM          003924107     61   15020SH        DEFINED         0
ALCOA INC                        COM          013817101    903   30554SH        DEFINED         0
ALCATEL SPONSORED ADRS           COM          013904305    126   10182SH        DEFINED         0
ALLTEL CORP                      COM          020039103    300    4760SH        DEFINED         0
ALTRIA GROUP INC                 COM          02209S103    321    4297SH        DEFINED         0
AMERICAN INTL GROUP INC          COM          026874107  1,148   16825SH        DEFINED         0
ANHEUSER BUSCH COS INC           COM          035229103    773   17983SH        DEFINED         0
AON CORP                         COM          037389103    685   19047SH        DEFINED         0
BP PLC ADRS                      COM          055622104    539    8398SH        DEFINED         0
BANK OF AMERICA CORP             COM          060505104    773   16760SH        DEFINED         0
BRISTOL-MYERS SQUIBB CO          COM          110122108    456   19855SH        DEFINED         0
BURLINGTON NORTHERN SANTA FE     COM          12189T104  1,400   19774SH        DEFINED         0
CADBURY SCHWEPPES ADR 10 ORD     COM          127209302  1,024   26742SH        DEFINED         0
CITIGROUP INC                    COM          172967101    904   18628SH        DEFINED         0
DOMTAR LTD                       COM          257561100    171   29635SH        DEFINED         0
EL PASO CORP                     COM          28336L109    248   20434SH        DEFINED         0
ELECTRONIC DATA SYS CORP (NEW)   COM          285661104    911   37880SH        DEFINED         0
EMERSON ELECTRIC COMPANY         COM          291011104    944   12640SH        DEFINED         0
EXXON MOBIL CORP (NEW)           COM          30231G102    567   10095SH        DEFINED         0
FORD MOTOR CO (NEW)              COM PAR $0.01345370860    150   19387SH        DEFINED         0
GENERAL ELECTRIC COMPANY         COM          369604103    887   25305SH        DEFINED         0
HEWLETT-PACKARD COMPANY          COM          428236103  1,603   55990SH        DEFINED         0
HONEYWELL INTERNATIONAL INC      COM          438516106    374   10031SH        DEFINED         0
INTEL CORPORATION                COM          458140100    337   13512SH        DEFINED         0
INTERNATIONAL BUSINESS MACHINE   COM          459200101    852   10359SH        DEFINED         0
INTERNATIONAL PAPER              COM          460146103    301    8960SH        DEFINED         0
INVENSYS PLC ADR                 COM          461204109    145  228484SH        DEFINED         0
JPMORGAN CHASE & CO              COM          46625H100  1,100   27721SH        DEFINED         0
KIMBERLY CLARK                   COM          494368103    975   16337SH        DEFINED         0
KONINKLIJKE AHOLD NV ADR         COM          500467303    125   16645SH        DEFINED         0
KROGER COMPANY                   COM          501044101    710   37615SH        DEFINED         0
MCDONALDS CORP                   COM          580135101  1,058   31369SH        DEFINED         0
NESTLE SA SPNSRD ADR REP RG SH   COM          641069406  1,000   13415SH        DEFINED         0
NOKIA CORP - ADR A               COM          654902204  1,643   89788SH        DEFINED         0
PFIZER INC                       COM          717081103    997   42765SH        DEFINED         0
PIONEER CORP - SPON ADR          COM          723646105    209   15179SH        DEFINED         0
PORTUGAL TELECEM SGPS-SP ADR     COM          737273102    144   14336SH        DEFINED         0
ROYAL KPN NV - SP ADR            COM          780641205    147   14598SH        DEFINED         0
SPDR TRUST UNIT SER 1            COM          78462F103    735    5900SH        DEFINED         0
SAFEWAY INC                      COM          786514208    293   12374SH        DEFINED         0
SARA LEE CORP                    COM          803111103    838   44363SH        DEFINED         0
TARGET CORP                      COM          87612E106  1,064   19365SH        DEFINED         0
TIME WARNER INC                  COM          887317105    705   40445SH        DEFINED         0
UNITED MICROELECTRONICS ADR      COM          910873207    119   38125SH        DEFINED         0
VERIZON COMMUNICATIONS           COM          92343V104    725   24063SH        DEFINED         0
VIACOM INC-CL A                  COM          925524100    765   23360SH        DEFINED         0
VOLKSWAGEN AG-SPONS ADR          COM          928662303    122   11528SH        DEFINED         0
WELLS FARGO & CO (NEW)           COM          949746101    934   14859SH        DEFINED         0
WYETH CORP                       COM          983024100    896   19443SH        DEFINED         0
SEAGATE TECHNOLOGY               COM          G7945J104    884   44220SH        DEFINED         0




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